COMMON STOCK	12 Months Ended
Oct. 31, 2023
Equity [Abstract]
COMMON STOCK

NOTE 11 – COMMON STOCK

On October 31, 2023 and 2022, the Company had 2,500,000,000 shares of common stock authorized. There were 332,488,710 and 14,828,595 common shares of stock outstanding on October 31, 2023 and 2022, respectively.

During the year ended October 31, 2023, Quick Capital LLC converted $102,087 and $7,157 of principal and interest, respectively, into 120,802,722 shares of common stock.

During the year ended October 31 2023, 1800 Diagonal Lending LLC, converted $87,100 and $2,655 of principal and interest, respectively, into 143,857,393 shares of common stock.

On January 14, 2023, the Company granted 30 million restricted common shares each to Charles Green and Robert C. Bohorad The Company signed a letter of intent with Mr. Green and Mr. Bohorad on October 26, 2022, where Mr. Green will join the company as President and CEO. The purpose of the issuance is to retain and incentivize the individuals in their efforts to manage the Company and foster its success. The shares were valued at $0.006, the closing stock price on the date of grant, for total non-cash compensation of $180,000. On September 15, 2023, Robert C. Bohorad and Charles Green returned a combined 60 million restricted common shares to the Company. These original issuance charges were reversed leaving no expense, or prepaid expense the common stock and additional paid in capital were charged as the offset.

During the year ended October 31, 2023, Device Corp converted $35,000 of the amount due in Series A preferred stock to 50,000,000 shares of common stock.

On October 30, 2023, the Company issued 3,000,000 shares of restricted common stock for services. (see note 9)

On August 5, 2022, the Company effectuated a reverse stock split at a ratio of 1-for-150 common shares. All shares throughout these financial statements have been retroactively restated to reflect the reverse split.

On March 1, 2022, the Company increased its authorized common stock from 2,000,000,000 (2 billion) to 2,500,000,000 (2.5 billion) shares.

On January 21, 2022, the Company increased its authorized common stock from 1,750,000,000 (1.75 billion) to 2,000,000,000 (2 billion) shares.

During the year ended October 31, 2022, the Company sold 2,560,000 shares of common stock, for total cash proceeds of $187,520.

During the year ended October 31, 2022, Device Corp converted $6,500 of the amount due in Series A preferred stock to 1,300,000 shares of common stock.